Schedule of Accounts Receivable Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Customer receivables	$ 480,073	$ 456,508
Other current receivables	9,557	7,668
Accounts Receivable, gross	489,630	464,176
Less allowances	(2,390)	(6,266)
Total	$ 487,240	$ 457,910